Share capital, share premium and transaction costs on new equity instruments - Schedule of Movement of Share Capital and Share Premium (Details) - EUR (€) € / shares in Units, € in Thousands						9 Months Ended
	Aug. 10, 2023	Jun. 09, 2023	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)						267,177,592
Par value per share (in EUR per share)			€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12	€ 0.12
Beginning balance						€ 27,758	€ (76,651)
Share Capital increase on conversion (in shares)					235,935,061
Increase (decrease) through exchange of ordinary shares (in shares)					14,907,582
Equity contribution (Spartan shareholders)							87,597
Increase (decrease) in number of ordinary shares issued (in shares)				2,500,000	12,500,000
Private Placement Warrants exercise (in shares)			1,334,949
Equity contribution (Private warrants exercise)							13,854
Increase (decrease) through share-based payment transactions, equity						8,233	€ 81,184
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants						€ (972)
Number of shares issued (in shares)						267,854,160	267,177,592
Ending balance						€ (48,826)	€ 70,430
IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)		€ 0.12
Increase (decrease) in number of ordinary shares issued (in shares)		9,600
Increase (decrease) through share-based payment transactions, equity						1
Restricted Stock Units (RSU)
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)	€ 0.12
Increase (decrease) in number of ordinary shares issued (in shares)	666,968
Increase (decrease) through share-based payment transactions, equity						0
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)							100
Par value per share (in EUR per share)					€ 1.00				€ 1.00
Shareholder loan to equity conversion (in shares)					2
Number of shares issued in the fee agreement (in shares)					22
Number of shares exchanged for shares in new company (in share)					(124)
Number of shares issued (in shares)					124
Issued capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance						32,061	€ 1
Equity contribution (Allego Holding shareholders)					€ 28,312
Equity contribution (Spartan shareholders)					1,789		1,789
Equity contribution (PIPE financing)				€ 300	1,500
Equity contribution (Private warrants exercise)			€ 160				160
Ending balance						32,142	32,061
Issued capital | IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity		€ 1				1
Issued capital | Restricted Stock Units (RSU)
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity	€ 80					80
Issued capital | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance							0
Ending balance					0
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance						365,900	61,888
Equity contribution (Allego Holding shareholders)					(28,311)
Equity contribution (Spartan shareholders)					85,808		85,808
Equity contribution (PIPE financing)				€ 22,375	108,515
Equity contribution (Private warrants exercise)			€ 13,694				13,694
Transaction costs related to issuance of ordinary shares in exchange of Public Warrants						(972)
Ending balance						€ 364,928	365,900
Share premium | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance							€ 61,888
Equity contribution (Allego Holding shareholders)					101,931
Ending balance					€ 163,819